INCOME TAX MATTERS	12 Months Ended
Dec. 31, 2020
Codere Online Business [Member]
Reserve Quantities [Line Items]
INCOME TAX MATTERS

13.	INCOME TAX MATTERS

Each of the entities included in the Group file income taxes according to the tax regulations in force in each country on an individual basis or under consolidation tax regulations.

The combined carve-out income tax has been calculated as an aggregation of income tax expenses of each individual company. In order to calculate the taxable income of the combined entities individually, the accounting profit is adjusted for permanent differences. At each combined carve-out income statement date, a current tax asset or liability is recorded, representing income taxes currently refundable or payable.

Income tax payable is the result of applying the applicable tax rate in force to each tax-paying entity, in accordance with the tax laws in force in the country in which the entity is registered.

Reconciliation of book net income/(loss) before taxes to taxable income

The reconciliation between book net income/(loss) before tax and the income tax benefit/(expense) from continuing operations for the fiscal years ended December 31, 2020 and 2019 is as follows:

	2020	2019
Accounting net income/(loss) before tax	(14,769)	(16,147)
At Codere Online statutory income tax rate (25%)	3,692	4,037
Tax effect of previously unrecognized tax losses and permanent differences	(8,415)	(7,409)
Effect of different rates in different jurisdictions	3,094	2,987
Adjustment of prior year taxes	118	437
Income tax benefit/(expense)	(1,510)	53
Effective tax rate	(10.23%)	0.33%
Of which -
Current tax expense	(1,510)	53
Deferred tax benefit/(expense)	—	—
Total income tax benefit/(expense)	(1,510)	53

As shown in the table below, the Group has generated net losses which can offset against future profits; however, as of December 31, 2020 and 2019, the Group did not recognize these considering it is not expected that these are utilized within a foreseeable future. There is no limit on time in either country to utilize these losses against future profits.

Entity	Previous	2018	2019	2020	Total
Codere Online S.A.U. (Spain)	2,643	2,538	785	—	5,966
Codere Online Management Services LTD (Malta)	—	—	5,971	9,592	15,563

It is important to mention that Codere Online S.A.U. belongs to a tax consolidation group in Spain. Therefore, although it had had positive net income in 2020, this result is offset with the losses coming from the other companies of the tax consolidation group.

Additionally, that 1.2 million euros out of the 1.5 million euros of the current tax expense shown in the table above comes from the consolidation group hence a related party debt is accrued. This can be found in borrowings in Note 11 and in related parties in Note 15 of these combined carve-out financial statements.

(Thousands of Euros)